UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Edgemoor Investment Advisors, Inc.

Address:   7250 Woodmont Avenue
           Suite 315
           Bethesda, MD  20814


Form 13F File Number: 28-11064


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul P. Meehan
Title:  Compliance Officer
Phone:  301-543-8881

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Meehan                 Bethesda, MD                       11/2/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             124

Form 13F Information Table Value Total:  $      360,945
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
3M Co.                                    COM            88579Y101     7805   108714 SH       SOLE                108714      0    0
AES Trust III                             PFD            00808N202     1956    39856 SH       SOLE                 39856      0    0
AGL Res                                   COM            001204106      781    19174 SH       SOLE                 19174
AT&T Inc.                                 COM            00206r102      338    11841 SH       SOLE                 11841      0    0
Amer Electric Power Co.                   COM            025537101     1536    40398 SH       SOLE                 40398      0    0
American Express Co.                      COM            025816109    10194   227043 SH       SOLE                227043
Annaly Mortgage Management                COM            035710409     4813   289404 SH       SOLE                289404
Apartment Invest. & Mgt. Pfd. Y           PFD            03748R796      308    12300 SH       SOLE                 12300
Ares Capital Corporation                  COM            04010L103     3217   233590 SH       SOLE                233590
Atlantic Power Corp.                      COM            04878Q863      667    46971 SH       SOLE                 46971
Atmos Energy Corp.                        COM            049560105     1877    57835 SH       SOLE                 57835      0    0
Automatic Data Process.                   COM            053015103    11432   242451 SH       SOLE                242451
BB&T Cap Trust VI Pfd Sec                 PFD            05531B201      587    22100 SH       SOLE                 22100      0    0
BCE Inc.                                  COM            05534B760      727    19406 SH       SOLE                 19406
Bank of America Corp. Prefered L          PFD            060505682     1655     2163 SH       SOLE                  2163      0    0
Bank of America Prefered I                PFD            060505740      893    45936 SH       SOLE                 45936
Bank of New York                          COM            064058100      302    16248 SH       SOLE                 16248
Becton Dickinson Co                       COM            075887109     6918    94357 SH       SOLE                 94357      0    0
Berkshire Hathaway Inc. - A               COM            084670108      214        2 SH       SOLE                     2
Berkshire Hathaway Inc. - B               COM            084670702    13852   194992 SH       SOLE                194992
Biomed Realty Tr PFD A                    PFD            09063H206     3135   126140 SH       SOLE                126140      0    0
Black Rock Build America Bond Trust       COM            09248X100     2082   103065 SH       SOLE                103065
Boardwalk Pipeline Partners, LP           COM            096627104      250     9750 SH       SOLE                  9750      0    0
Canadian Natural Resources Ltd.           COM            136385101     2154    73575 SH       SOLE                 73575
CenterPoint Energy                        COM            15189T107      639    32548 SH       SOLE                 32548
Chevrontexaco Corp.                       COM            166764100      898     9699 SH       SOLE                  9699      0    0
Cigna Corp.                               COM            125509109      371     8856 SH       SOLE                  8856      0    0
Cisco Systems Inc.                        COM            17275r102     5879   379262 SH       SOLE                379262
Coca Cola Company                         COM            191216100      230     3400 SH       SOLE                  3400
Comcast Corp. 6.6% Pfd.                   PFD            20030N507     1071    40860 SH       SOLE                 40860
Comcast Corp. 6.8% Pfd.                   PFD            20030N408      728    28405 SH       SOLE                 28405      0    0
Comcast Corp. 7.0% Pfd.                   PFD            20030N309      542    20750 SH       SOLE                 20750
Commonwealth Reit Preferred P             PFD            203233606     1088    44525 SH       SOLE                 44525
Compass Minerals International            COM            20451N101     4405    65957 SH       SOLE                 65957
ConocoPhillips                            COM            20825C104      617     9749 SH       SOLE                  9749      0    0
Constellation Energy Preferred A          PFD            210387205      232     8580 SH       SOLE                  8580
Corts Provident Trust 1 Pfd.              PFD            22080X203      484    18830 SH       SOLE                 18830      0    0
Cross Timbers Royalty Trust               COM            22757R109     1067    23940 SH       SOLE                 23940
Danaher Corp. Del                         COM            235851102      550    13110 SH       SOLE                 13110
Devon Energy Corp.                        COM            25179M103     6601   119066 SH       SOLE                119066
Diageo PLC ADR                            COM            25243Q205    11781   155150 SH       SOLE                155150
Dominion Resources Inc.                   COM            25746U109     3104    61136 SH       SOLE                 61136
Duke Energy Corp.                         COM            26441C105     2397   119885 SH       SOLE                119885
Eaton Vance Tax                           COM            27829F108      146    18250 SH       SOLE                 18250      0    0
Enbridge Energy Mgmt                      COM            29250X103     2588    94135 SH       SOLE                 94135      0    0
Enbridge Energy Ptrs. LP                  COM            29250R106     1090    39664 SH       SOLE                 39664
Energy Transfer Equity L.P.               COM            29273V100      329     9450 SH       SOLE                  9450
Energy Transfer Partners                  COM            29273R109     3911    95365 SH       SOLE                 95365
Enerplus Resources Fund                   COM            292766102     1042    42477 SH       SOLE                 42477
Enterprise Products Pptns Lp              COM            293792107     1798    44792 SH       SOLE                 44792
Exelon Corp.                              COM            30161N101     8807   206700 SH       SOLE                206700      0    0
ExxonMobil Corp.                          COM            30231G102    13065   179887 SH       SOLE                179887      0    0
Felcor Lodging Trust Inc. Pfd. A          PFD            31430F200     1279    63625 SH       SOLE                 63625
Felcor Lodging Trust Inc. Pfd. C          PFD            31430F507     1073    52322 SH       SOLE                 52322
Frontier Communications Corp.             COM            35906A108      141    23008 SH       SOLE                 23008
General Electric Co.                      COM            369604103     8158   535978 SH       SOLE                535978      0    0
Google Inc. Cl A                          COM            38259p508     5789    11239 SH       SOLE                 11239
Great Plains Energy Inc.                  COM            391164100      644    33374 SH       SOLE                 33374      0    0
HSBC USA Inc. Series G Dep Shares         PFD            404288H88      702    41320 SH       SOLE                 41320      0    0
HSBC USA, Inc. Preferred D                PFD            40428H706     1459    64154 SH       SOLE                 64154

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Hersha Hospitality Trust Pfd. A           PFD            427825203      222     9700 SH       SOLE                  9700      0    0
Intel Corp.                               COM            458140100     7671   359533 SH       SOLE                359533      0    0
International Business Machines Corp.     COM            459200101      443     2532 SH       SOLE                  2532      0    0
Ishares Emerging Markets Fund             COM            464287234      364    10367 SH       SOLE                 10367
Ishares MSCI Japan Index Fund             COM            464286848     4617   488090 SH       SOLE                488090      0    0
Johnson & Johnson                         COM            478160104    12310   193276 SH       SOLE                193276      0    0
Kinder Morgan Energy Ptrs.                COM            494550106     3643    53270 SH       SOLE                 53270      0    0
Kinder Morgan Mgmt.                       COM            49455U100     5823    99216 SH       SOLE                 99216      0    0
Linn Energy, LLC                          COM            536020100      357    10000 SH       SOLE                 10000      0    0
Lowe's Companies Inc.                     COM            548661107     8649   447206 SH       SOLE                447206      0    0
MFA Mortgage Investments Pfd. A           PFD            55272X201      372    14800 SH       SOLE                 14800      0    0
Magellan Midstream Partners LP COM        COM            559080106      251     4150 SH       SOLE                  4150      0    0
Markel Corp.                              COM            570535104      319      894 SH       SOLE                   894      0    0
Methanex Corp.                            COM            59151K108      644    30925 SH       SOLE                 30925      0    0
Microsoft Corp.                           COM            594918104    10004   401940 SH       SOLE                401940      0    0
National Grid PLC ADR                     COM            636274300     4016    80969 SH       SOLE                 80969      0    0
Noble Corp.                               COM            H5833N103     3830   130493 SH       SOLE                130493      0    0
Novartis AG ADR                           COM            66987V109    13188   236470 SH       SOLE                236470      0    0
Nstar                                     COM            67019E107     1102    24593 SH       SOLE                 24593      0    0
Nustar Energy LP                          COM            67058H102      206     3946 SH       SOLE                  3946      0    0
Nuveen Build America Bond Opportunity     COM            67074Q102      402    19017 SH       SOLE                 19017      0    0
Fund
Nuveen Floating Rate Income Fund          COM            67072T108      925    91272 SH       SOLE                 91272      0    0
Oneok Inc.                                COM            682680103      446     6750 SH       SOLE                  6750      0    0
P S Business Parks, Inc. PFD H            PFD            69360J875      421    16840 SH       SOLE                 16840      0    0
PNC Financial Serivices Group             COM            69350H202      446    17690 SH       SOLE                 17690      0    0
Penn West Energy Trust                    COM            707887105      939    63555 SH       SOLE                 63555      0    0
Pepsico Inc.                              COM            713448108      593     9582 SH       SOLE                  9582      0    0
Pfizer Inc.                               COM            717081103     7543   426664 SH       SOLE                426664      0    0
Plains All American Pipeline Lp           COM            726503105      267     4525 SH       SOLE                  4525      0    0
Potomac Electric Pwr Co.                  COM            713291102      473    24974 SH       SOLE                 24974      0    0
Procter & Gamble Co.                      COM            742718109    13070   206864 SH       SOLE                206864      0    0
Provident Energy Trust                    COM            74386V100     3494   428208 SH       SOLE                428208      0    0
Prudential Financial Inflation            COM            744320409     1810    66019 SH       SOLE                 66019      0    0
Public Storage PFD M                      PFD            74460D232      451    17773 SH       SOLE                 17773      0    0
RLJ Lodging Trust                         COM            749607107      149    11700 SH       SOLE                 11700      0    0
SPDR Barklays Capital High Yield Bond     COM            78464A417     1347    37230 SH       SOLE                 37230      0    0
Santander Finance Preferred A             PFD            80281R888     2112   147496 SH       SOLE                147496      0    0
Schlumberger Ltd.                         COM            806857108      213     3574 SH       SOLE                  3574      0    0
Spectra Energy                            COM            847560109     4075   166127 SH       SOLE                166127      0    0
Steel Dynamics, Inc.                      COM            858119100     1964   198007 SH       SOLE                198007      0    0
Sun Hydraulics Corp.                      COM            866942105      492    24150 SH       SOLE                 24150      0    0
Sunstone Hotel Investors Pfd. A           PFD            867892200     1084    47690 SH       SOLE                 47690      0    0
TC Pipelines LP                           COM            87233Q108      601    13705 SH       SOLE                 13705      0    0
Telefonica SA ADR                         COM            879382208     3323   173774 SH       SOLE                173774      0    0
Thermo Fisher Scientific Inc.             COM            883556102     4185    82641 SH       SOLE                 82641      0    0
Tupperware Corp.                          COM            899896104     4058    75511 SH       SOLE                 75511      0    0
United Parcel Service - B                 COM            911312106     7916   125357 SH       SOLE                125357      0    0
Unumprovident Corp.                       COM            91529Y106      379    18100 SH       SOLE                 18100      0    0
Veolia Environment                        COM            92334N103      449    30850 SH       SOLE                 30850      0    0
Verizon Communications                    COM            92343V104     3844   104462 SH       SOLE                104462      0    0
Virginia Commerce Banccorp Inc.           COM            92778Q109      257    43805 SH       SOLE                 43805      0    0
Vodaphone Group ADR                       COM            92857W209      645    25136 SH       SOLE                 25136      0    0
Wal-Mart Stores Inc.                      COM            931142103     6682   128744 SH       SOLE                128744      0    0
Walgreen Company                          COM            931422109      279     8474 SH       SOLE                  8474      0    0
Weight Watchers Int'l.                    COM            948626106      353     6060 SH       SOLE                  6060      0    0
Wellpoint Inc.                            COM            94973V107     9021   138190 SH       SOLE                138190      0    0
Wells Fargo & Co.                         COM            949746101      268    11119 SH       SOLE                 11119      0    0
Wells Fargo & Co. Pfd A                   PFD            949746804     4625     4482 SH       SOLE                  4482      0    0
Westar Energy Inc.                        COM            95709T100     2308    87355 SH       SOLE                 87355      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Western Union Co.                         COM            959802109     7501   490583 SH       SOLE                490583      0    0
Wisdom Tree Asia-Pacific ex-Japan Fund    COM            97717W810      247     4575 SH       SOLE                  4575      0    0
WisdomTree Emerging Markets               COM            97717W315     8961   189252 SH       SOLE                189252      0    0
Xcel Energy Inc.                          COM            98389B100     1606    65032 SH       SOLE                 65032      0    0
iShares Barclay 1-3 Year Credit Bond      COM            464288646      298     2870 SH       SOLE                  2870      0    0